NON-CONTROLLING INTERESTS - Schedule of Significant Investments Non-controlling Interest in Subsidiaries (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of subsidiaries [line items]
Capital contributions	$ 1,225	$ 268	$ 589
Acquisition through business combinations			343
Disposal	3	(1,254)	(418)
Change in ownership	$ (641)
Isagen S.A. E.S.P.
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired	34.00%
Brookfield Renewable | Isagen S.A. E.S.P.
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired	15.00%
Total
Disclosure of subsidiaries [line items]
Beginning Balance	$ 10,508
Net income (loss)	1	193	481
Ending Balance	9,305	10,508
Total | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning Balance	10,508	11,070	10,680
Net income (loss)	1	193	481
Other comprehensive income (loss)	220	711	827
Capital contributions	1,194	268	589
Acquisition through business combinations		0	343
Disposal	3	(1,269)	(418)
Return of capital	(330)	(133)	(140)
Dividends declared	(1,404)	(379)	(1,353)
Change in ownership	(599)
Other	(288)	47	61
Ending Balance	9,305	10,508	11,070
Total | Brookfield and co-investors | Isagen S.A. E.S.P.
Disclosure of subsidiaries [line items]
Change in ownership	(900)
Brookfield Americas Infrastructure Fund
Disclosure of subsidiaries [line items]
Beginning Balance	51
Net income (loss)	0	22	27
Ending Balance	$ 0	51
Brookfield Americas Infrastructure Fund | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Interests held by third parties percentage	78.00%
Beginning Balance	$ 44	75	477
Net income (loss)	(1)	22	27
Other comprehensive income (loss)	(17)	(1)	(43)
Capital contributions	2	0	0
Acquisition through business combinations		0	0
Disposal	0	0	(388)
Return of capital	0	(21)	0
Dividends declared	0	(31)	(25)
Change in ownership	0
Other	11	0	27
Ending Balance	39	$ 44	$ 75
Brookfield Americas Infrastructure Fund | Bottom of range | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Interests held by third parties percentage		78.00%	75.00%
Brookfield Americas Infrastructure Fund | Top of range | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Interests held by third parties percentage			78.00%
Brookfield Infrastructure Fund II
Disclosure of subsidiaries [line items]
Beginning Balance	995
Net income (loss)	32	$ (11)	$ 27
Ending Balance	641	995
Brookfield Infrastructure Fund II | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning Balance	2,011	2,462	2,615
Net income (loss)	39	(9)	64
Other comprehensive income (loss)	(400)	(323)	(96)
Capital contributions	0	0	0
Acquisition through business combinations		0	0
Disposal	0	0	0
Return of capital	(10)	(68)	0
Dividends declared	(336)	(54)	(123)
Change in ownership	(131)
Other	(2)	3	2
Ending Balance	$ 1,171	$ 2,011	$ 2,462
Brookfield Infrastructure Fund II | Bottom of range | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Interests held by third parties percentage	43.00%	43.00%	43.00%
Brookfield Infrastructure Fund II | Top of range | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Interests held by third parties percentage	60.00%	60.00%	60.00%
Brookfield Infrastructure Fund III
Disclosure of subsidiaries [line items]
Beginning Balance	$ 1,152
Net income (loss)	2	$ (4)	$ 13
Ending Balance	534	1,152
Brookfield Infrastructure Fund III | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning Balance	2,986	2,658	3,061
Net income (loss)	(32)	91	65
Other comprehensive income (loss)	(438)	341	210
Capital contributions	0	0	0
Acquisition through business combinations		0	0
Disposal	0	0	(14)
Return of capital	(318)	0	0
Dividends declared	(739)	(82)	(644)
Change in ownership	(713)
Other	(1)	(22)	(20)
Ending Balance	$ 745	$ 2,986	$ 2,658
Brookfield Infrastructure Fund III | Bottom of range | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Interests held by third parties percentage	35.00%	23.00%	23.00%
Brookfield Infrastructure Fund III | Top of range | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Interests held by third parties percentage	71.00%	71.00%	71.00%
Brookfield Infrastructure Fund IV
Disclosure of subsidiaries [line items]
Beginning Balance	$ 843
Net income (loss)	(52)	$ (42)	$ (3)
Ending Balance	$ 873	$ 843
Brookfield Infrastructure Fund IV | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Interests held by third parties percentage	75.00%	75.00%	75.00%
Beginning Balance	$ 842	$ 1,007	$ 707
Net income (loss)	(52)	(42)	(3)
Other comprehensive income (loss)	87	(159)	205
Capital contributions	0	44	102
Acquisition through business combinations		0	0
Disposal	0	0	0
Return of capital	0	0	0
Dividends declared	0	(8)	(6)
Change in ownership	0
Other	(6)	0	2
Ending Balance	871	842	1,007
Brookfield Infrastructure Fund V
Disclosure of subsidiaries [line items]
Beginning Balance	0
Net income (loss)	0	(2)	291
Ending Balance	0	0
Brookfield Infrastructure Fund V | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning Balance	0	917	0
Net income (loss)	0	(2)	291
Other comprehensive income (loss)	0	(40)	0
Capital contributions	0	54	410
Acquisition through business combinations		0	0
Disposal	0	(940)	0
Return of capital	0	0	(140)
Dividends declared	0	0	0
Change in ownership	0
Other	0	11	356
Ending Balance	0	0	917
Brookfield Infrastructure Income Fund | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning Balance	165	143	233
Net income (loss)	(5)	13	5
Other comprehensive income (loss)	(123)	18	4
Capital contributions	230	0	0
Acquisition through business combinations		0	0
Disposal	0	(5)	(3)
Return of capital	0	0	0
Dividends declared	(8)	(4)	(94)
Change in ownership	293
Other	260	0	(2)
Ending Balance	$ 812	$ 165	$ 143
Brookfield Infrastructure Income Fund | Bottom of range | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Interests held by third parties percentage	7.00%	7.00%	7.00%
Brookfield Infrastructure Income Fund | Top of range | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Interests held by third parties percentage	25.00%	25.00%	25.00%
Isagen institutional partners | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Interests held by third parties percentage	54.00%	53.00%	53.00%
Beginning Balance	$ 3,447	$ 2,704	$ 2,159
Net income (loss)	99	100	98
Other comprehensive income (loss)	906	801	603
Capital contributions	576	0	0
Acquisition through business combinations		0	0
Disposal	0	0	0
Return of capital	0	0	0
Dividends declared	(274)	(158)	(156)
Change in ownership	(120)
Other	(366)	0	0
Ending Balance	$ 4,268	$ 3,447	$ 2,704
Isagen public non-controlling interests | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Interests held by third parties percentage	0.30%	0.30%	0.30%
Beginning Balance	$ 22	$ 17	$ 13
Net income (loss)	0	1	1
Other comprehensive income (loss)	2	5	4
Capital contributions	0	0	0
Acquisition through business combinations		0	0
Disposal	0	0	0
Return of capital	0	0	0
Dividends declared	0	(1)	(1)
Change in ownership	0
Other	0	0	0
Ending Balance	24	22	17
The Catalyst Group
Disclosure of subsidiaries [line items]
Beginning Balance	125
Net income (loss)	14	12	$ 7
Ending Balance	$ 196	$ 125
The Catalyst Group | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Interests held by third parties percentage	25.00%	25.00%	25.00%
Beginning Balance	$ 125	$ 122	$ 115
Net income (loss)	14	12	7
Other comprehensive income (loss)	64	(3)	3
Capital contributions	0	0	0
Acquisition through business combinations		0	0
Disposal	0	0	0
Return of capital	0	0	0
Dividends declared	(7)	(6)	(3)
Change in ownership	0
Other	0	0	0
Ending Balance	$ 196	125	122
TerraForm Power
Disclosure of subsidiaries [line items]
Interests held by third parties percentage	77.40%
Beginning Balance	$ 1,056
Net income (loss)	(119)	73	$ (34)
Ending Balance	$ 815	$ 1,056
TerraForm Power | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Interests held by third parties percentage	19.00%	19.00%	33.00%
Beginning Balance	$ 193	$ 188	$ 832
Net income (loss)	(32)	28	9
Other comprehensive income (loss)	(47)	(11)	(62)
Capital contributions	0	0	0
Acquisition through business combinations		0	0
Disposal	0	0	(13)
Return of capital	0	0	0
Dividends declared	0	0	(279)
Change in ownership	0
Other	(1)	(12)	(299)
Ending Balance	113	193	188
Other
Disclosure of subsidiaries [line items]
Beginning Balance	236
Net income (loss)	(14)	(5)	(28)
Ending Balance	515	236
Other | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning Balance	673	777	468
Net income (loss)	(29)	(21)	(83)
Other comprehensive income (loss)	186	83	(1)
Capital contributions	386	170	77
Acquisition through business combinations		0	343
Disposal	3	(324)	0
Return of capital	(2)	(44)	0
Dividends declared	(40)	(35)	(22)
Change in ownership	72
Other	(183)	67	(5)
Ending Balance	$ 1,066	$ 673	$ 777
Other | Bottom of range | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Interests held by third parties percentage	1.30%	0.30%	0.30%
Other | Top of range | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Interests held by third parties percentage	80.00%	80.00%	80.00%